NOTE 26. CONTROLLED ENTITIES	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
NOTE 26. CONTROLLED ENTITIES

NOTE 26. CONTROLLED ENTITIES

As at December 31, 2020, the entities controlled by the Company are as follows:

Name of Subsidiary	Country of Incorporation	Principal Activities	Paid Up Capital	Percentage Owned
				2020	2019
CIMC Marketing Pty Ltd	Australia	Management Services & Investment holding	A$1	100%	100%
Colour Investment Limited	Hong Kong	Investment holdings	HK$43,043,130	100%	-
Cystar International Limited	Hong Kong	Sales of software and provision of consultancy services	HK$1	100% (Indirect)	95% (Indirect)
Great Gold Investment Limited	Hong Kong	Administrative services	HK$1	100%	-
GOXD International Limited	Hong Kong	Distribution of Digital Picture Frame	HK$56,803,913	80% (Indirect)	-
Smart (Shenzhen) Technology Limited	P.R.C.	Marketing and distribution	RMB 5,000,000	100% (Indirect)	-
Smartglass Limited	Hong Kong	Sales of distribution of switchable glass and consultancy services	HK$8	100%	100%
Sunup Holdings Limited	Hong Kong	Manufacturing of filter plates	US$1,290	51%	-
Sunup Korea Limited	Hong Kong	Sale of filter plates and air filter products	US$0.13	51% (Indirect)	-
Binario Limited	British Virgin Islands	Investment holding	A$1	100%	100%
Cystar International (Shenzhen) Limited	P.R.C.	Dormant	RMB 379,141	100% (Indirect)	-
Digital Media Technology Limited	Malaysia	Dormant	US$100	100% (Indirect)	100% (Indirect)
Greifenberg Capital Limited*	Hong Kong	Dormant	HK$1	60% (Direct)	-

*Acquired after year end